Variable Portfolio – Partners International Growth Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Partners International Growth Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Australia 0.7%
Cochlear Ltd.	27,800	3,271,245
CSL Ltd.	51,300	5,038,633
Total		8,309,878
Austria 2.0%
Erste Group Bank AG	232,524	25,118,471
Belgium 1.3%
UCB SA	56,289	16,959,692
Brazil 1.4%
MercadoLibre, Inc.(a)	6,557	11,337,184
NU Holdings Ltd., Class A(a)	421,507	6,057,056
Total		17,394,240
Canada 3.4%
Alimentation Couche-Tard, Inc.	142,600	8,082,819
Celestica, Inc.(a)	16,076	4,528,288
Dollarama, Inc.	113,791	13,965,594
Lundin Gold, Inc.	214,281	16,375,683
Total		42,952,384
Chile 1.2%
Antofagasta PLC	328,951	14,751,636
Denmark 0.4%
Coloplast A/S, Class B	78,800	5,367,772
Finland 0.5%
KONE OYJ, Class B	104,900	6,696,893
France 8.2%
Air Liquide SA	39,700	8,205,931
BNP Paribas SA	121,279	11,553,477
Dassault Systemes SE	195,400	3,955,726
EssilorLuxottica SA	54,818	12,773,970
Hermes International SCA	6,420	12,161,738
L’Oreal SA	17,200	7,022,596
LVMH Moet Hennessy Louis Vuitton SE	11,700	6,395,801
Safran SA	52,474	17,171,031
Schneider Electric SE	20,850	5,679,156
TotalEnergies SE	97,200	8,920,446
Common Stocks (continued)
Issuer	Shares	Value ($)
VINCI SA	68,405	10,267,540
Total		104,107,412
Germany 2.8%
Adidas AG	22,050	3,568,941
Infineon Technologies AG	173,300	7,861,951
Merck KGaA	49,100	6,238,340
Rheinmetall AG	7,035	11,866,541
SAP SE	34,200	5,830,507
Total		35,366,280
Hong Kong 4.1%
AIA Group Ltd.	2,882,800	32,031,736
Hong Kong Exchanges and Clearing Ltd.	282,300	14,241,470
Jardine Matheson Holdings Ltd.	89,700	6,447,927
Total		52,721,133
India 3.0%
Bharat Electronics Ltd.	3,156,878	13,509,073
Bharti Airtel Ltd.	918,043	17,445,932
ICICI Bank Ltd.	609,173	7,820,109
Total		38,775,114
Italy 5.9%
Enel SpA	1,926,901	21,066,482
Ferrari NV	22,874	7,741,705
Ferrari NV	17,100	5,802,098
Prysmian SpA	190,825	22,534,731
Recordati Industria Chimica e Farmaceutica SpA	79,900	4,574,958
UniCredit SpA	183,736	13,181,920
Total		74,901,894
Japan 18.4%
Asics Corp.	535,200	14,388,914
Capcom Co., Ltd.	202,900	4,287,668
Chugai Pharmaceutical Co., Ltd.	79,000	4,356,730
Daikin Industries Ltd.	45,300	5,433,597
Fujikura Ltd.	1,022,400	28,118,079
Hitachi Ltd.	684,800	20,088,944
Hoya Corp.	46,100	7,991,916
Ibiden Co., Ltd.	242,900	12,154,839

Variable Portfolio – Partners International Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Growth Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IHI Corp.	1,131,700	23,350,374
Keyence Corp.	21,400	7,616,418
MonotaRO Co., Ltd	228,400	2,475,746
Murata Manufacturing Co., Ltd.	2,050,500	46,007,536
Nomura Research Institute Ltd.	86,900	2,378,248
Obic Co., Ltd.	161,000	3,907,703
Shimadzu Corp.	35,100	834,076
Shin-Etsu Chemical Co., Ltd.	204,500	8,326,997
Sumitomo Electric Industries Ltd.	209,500	11,903,809
Sumitomo Mitsui Financial Group, Inc.	747,400	24,574,755
Terumo Corp.	375,000	5,038,035
Total		233,234,384
Netherlands 6.8%
Argenx SE, ADR(a)	21,104	15,411,196
ASML Holding NV	29,151	38,763,736
Prosus NV, Class N(a)	506,259	23,437,549
Universal Music Group NV	272,600	5,291,390
Wolters Kluwer NV	47,300	3,532,754
Total		86,436,625
Singapore 2.0%
CapitaLand Ascendas REIT	3,239,724	6,252,518
Singapore Telecommunications Ltd.	4,930,300	18,943,519
Total		25,196,037
South Korea 3.4%
SK Hynix, Inc.	76,302	43,291,094
Spain 4.4%
Amadeus IT Group SA, Class A	91,600	5,237,759
Banco Bilbao Vizcaya Argentaria SA	864,607	18,675,139
Iberdrola SA	1,033,031	23,650,384
Industria de Diseno Textil SA	142,200	8,277,290
Total		55,840,572
Sweden 0.5%
Atlas Copco AB, Class B	379,500	5,932,444
Switzerland 8.0%
ABB Ltd.	262,396	21,334,885
Alcon, Inc.	86,000	6,500,760
Galderma Group AG	82,538	16,221,508
Lonza Group AG, Registered Shares	30,089	19,302,653
Common Stocks (continued)
Issuer	Shares	Value ($)
Sandoz Group AG, ADR	295,066	23,118,682
SGS SA, Registered Shares	62,600	6,597,351
VAT Group AG	13,600	8,484,248
Total		101,560,087
Taiwan 6.2%
Accton Technology Corp.	343,000	16,922,651
Taiwan Semiconductor Manufacturing Co., Ltd.	838,000	48,465,332
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	41,300	13,957,335
Total		79,345,318
United Kingdom 12.9%
3i Group PLC	182,192	5,937,821
AstraZeneca PLC	135,935	26,580,730
BAE Systems PLC	650,766	19,079,487
Barclays Bank PLC	2,767,938	14,485,959
Compass Group PLC	302,200	8,431,660
Diploma PLC	296,951	23,709,157
Experian PLC	160,700	5,559,336
Halma PLC	409,130	20,878,218
London Stock Exchange Group PLC	91,539	10,809,636
National Grid PLC	450,800	7,609,546
Sage Group PLC (The)	460,500	5,160,083
Scottish & Southern Energy PLC	447,674	15,475,465
Total		163,717,098
United States 1.1%
Roche Holding Ag	19,000	7,582,726
Spotify Technology SA(a)	13,456	6,524,949
Total		14,107,675
Total Common Stocks (Cost $1,060,259,954)		1,252,084,133

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(c)	15,020,726	15,014,718
Total Money Market Funds (Cost $15,016,169)		15,014,718
Total Investments in Securities (Cost $1,075,276,123)		1,267,098,851
Other Assets & Liabilities, Net		2,390,177
Net Assets		$1,269,489,028
Variable Portfolio – Partners International Growth Fund  | 2026

Portfolio of Investments  (continued)
Variable Portfolio – Partners International Growth Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	2,202,952	93,185,315	(80,372,098)	(1,451)	15,014,718	(794)	97,619	15,020,726
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Variable Portfolio – Partners International Growth Fund  | 2026

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1QT7055_(05/26)